Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 14, 2017
Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Oak Ridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE SMALL CAP GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Small Cap Growth Fund (the “Fund”) is to provide capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. The Fund’s advisor considers small capitalization companies to be those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index ($3.9 billion as of May 27, 2016) or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index ($3.1 billion as of May 27, 2016) as measured at the end of the preceding month. The Russell 2000 Index (the “Index”) is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the Fund advisor’s sole discretion. The Fund’s investments will not be confined to securities issued by companies included in the Index. The Fund may at times invest a significant portion of its assets in one sector or a small number of sectors.

The equity securities in which the Fund principally invests are common stocks and depositary receipts, but the Fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, mutual funds (including other funds managed by the Fund’s advisor), equity interests in real estate investment trusts (“REITs”), preferred stocks, warrants and rights. The Fund may invest in initial public offerings of equity securities.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund will not invest more than 10% of its total assets in the securities of emerging markets issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in mutual funds and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small Cap Company Risk. The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Fund’s advisor), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Investment in REITs is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2016, 27.8% of the Fund’s assets were invested in the technology sector. Performance of companies in the technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation. In addition, as of May 31, 2016, 24.9% of the Fund’s assets were invested in the healthcare sector. Performance of companies in the healthcare sector may be affected by, among other things, government regulation, industry innovation, and extensive litigation based on product liability and similar claims.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of Fund investments depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.oakridgeinvest.com, or by calling the Fund at 855-551-5521.

The Fund acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “predecessor fund”) on October 17, 2014, at the same time as a change in control of the Fund’s advisor. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. Performance results shown in the bar chart and the performance table below for the period prior to October 17, 2014, reflect the performance of the predecessor fund.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-551-5521
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.oakridgeinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2016 was (1.43)%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	17.51%	Quarter ended 12/31/2010
Lowest Calendar Quarter Return at NAV (non-annualized)	-18.49%	Quarter ended 9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(1.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.49%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.

* The predecessor fund acquired the assets and liabilities of another fund on February 13, 2004. Performance results shown for the period prior to February 13, 2004, reflect the performance of the prior fund.

Oak Ridge Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORIGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 709
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	993
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,297
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,158
1 Year	rr_AverageAnnualReturnYear01	(10.12%)
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Oak Ridge Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORICX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.19%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 325
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	685
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,175
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
1 Year	rr_AverageAnnualReturnYear01	(6.23%)
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1997
Oak Ridge Small Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORIYX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.07%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 109
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	351
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	612
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,359
2010	rr_AnnualReturn2010	29.27%
2011	rr_AnnualReturn2011	1.22%
2012	rr_AnnualReturn2012	11.00%
2013	rr_AnnualReturn2013	39.55%
2014	rr_AnnualReturn2014	4.28%
2015	rr_AnnualReturn2015	(4.37%)
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2009
Oak Ridge Small Cap Growth Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORIKX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.94%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 96
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	300
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	520
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,155
1 Year	rr_AverageAnnualReturnYear01	(4.23%)
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Oak Ridge Small Cap Growth Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.76%)
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2009
Oak Ridge Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
5 Years	rr_AverageAnnualReturnYear05	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2009
Oak Ridge Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	10.67%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Oak Ridge Small Cap Growth Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Oak Ridge International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE INTERNATIONAL SMALL CAP FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge International Small Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period September 30, 2015, through May 31, 2016, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. The Fund’s sub-advisor, Algert Global, LLC (the “Sub-Advisor”),considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index (the “Index”) at the time of purchase. The Fund’s Sub-Advisor will consider the market capitalization range by country. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the discretion of the Sub-Advisor,. As of July 31, 2016, the market capitalizations of companies included in the Index were between $19.4 million to $6.3 billion. The Fund will allocate its assets among various regions and countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.

The Fund will invest in non-U.S. markets, including emerging markets. The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as exchange-traded funds (ETFs) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (REITs), and preferred stocks. The Fund may invest in initial public offerings of companies.

Some of the Fund’s investments in non-U.S. issuers are through investment in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Sub-Advisor uses proprietary systematic models to choose stocks which will comprise the Sub-Advisor’s portfolio or “investment universe.” The Sub-Advisor generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Advisor’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Advisor uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2016, 26.7% of the Fund’s assets were invested in the industrials sector. Companies in the industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. In addition, as of May 31, 2016, 24.0% of the Fund’s assets were invested in the consumer discretionary sector. Companies in the consumer discretionary sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer discretionary sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and Strategy Risk. The value of Fund investments depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Oak Ridge International Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORIAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.01%
All other expenses	rr_Component2OtherExpensesOverAssets	1.17%
Other expenses	rr_OtherExpensesOverAssets	1.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 719
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,022
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,346
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,263
Oak Ridge International Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORIIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.01%
All other expenses	rr_Component2OtherExpensesOverAssets	1.11%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	397
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	686
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,511
Oak Ridge Dynamic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE DYNAMIC SMALL CAP FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Dynamic Small Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period September 30, 2015, through May 31, 2016, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization U.S. companies. The Fund’s sub-advisor, Algert Global, LLC (the “Sub-Advisor”), considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Index (the “Index”) at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the discretion of the Sub-Advisor. As of May 27, 2016, the market capitalizations of companies included in the Index were between $133 million to $3.9 billion. The Fund may at times invest a significant portion of its assets in a single sector.

The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), and preferred stocks. The Fund may invest in initial public offerings of companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Sub-Advisor uses proprietary systematic models to choose stocks which will comprise the Sub-Advisor’s portfolio or “investment universe.” The Sub-Advisor generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Advisor’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Advisor uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and Strategy Risk. The value of your investments depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2016, 25.4% of the Fund’s assets were invested in the consumer discretionary sector. Companies in the consumer discretionary sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer discretionary sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources. In addition, as of May 31, 2016, 25.3% of the Fund’s assets were invested in the technology sector. Performance of companies in the technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.

The Fund commenced operations on September 30, 2015, after the conversion of the Algert Global U.S. Small Cap account, which commenced operations on November 1, 2008 (the “Predecessor Account”), into Class I shares of the Fund. The bar chart and the performance table below for the period prior to the commencement of the Fund’s operations are for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was the only fund or account managed by the Sub-Advisor with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account was managed in substantially the same way as the Sub-Advisor will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for Class I shares reflect all charges, expenses, and fees of the Predecessor Account.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2016 was (4.39)%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	20.32%	Quarter ended 06/30/2009
Lowest Calendar Quarter Return at NAV (non-annualized)	(19.63)%	Quarter ended 9/30/2011

This table shows the Predecessor Account’s average annual total returns for the periods ending December 31, 2015. The table also shows how the Predecessor Account’s performance compares with the returns on an index comprised of companies similar to those held by the Predecessor Account and by the Fund. The Fund will use the same benchmark for measuring its performance.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(4.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended as of December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
Oak Ridge Dynamic Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORSAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.04%
All other expenses	rr_Component2OtherExpensesOverAssets	37.08%
Other expenses	rr_OtherExpensesOverAssets	37.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	38.28%	[8]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(36.87%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.41%	[8],[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 710
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	996
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,302
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,169
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
3 Years	oakridge_AverageAnnualReturnYear03	14.72%
5 Years	rr_AverageAnnualReturnYear05	12.31%
Since Inception	rr_AverageAnnualReturnSinceInception	13.76%	[10]
Oak Ridge Dynamic Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.04%
All other expenses	rr_Component2OtherExpensesOverAssets	35.50%
Other expenses	rr_OtherExpensesOverAssets	35.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	36.45%	[8]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(35.29%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.16%	[8],[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	368
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	638
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,409
2009	rr_AnnualReturn2009	25.31%
2010	rr_AnnualReturn2010	18.92%
2011	rr_AnnualReturn2011	2.97%
2012	rr_AnnualReturn2012	15.52%
2013	rr_AnnualReturn2013	41.21%
2014	rr_AnnualReturn2014	12.90%
2015	rr_AnnualReturn2015	1.24%
1 Year	rr_AverageAnnualReturnYear01	1.24%
3 Years	oakridge_AverageAnnualReturnYear03	17.30%
5 Years	rr_AverageAnnualReturnYear05	13.93%
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%	[10]
Oak Ridge Dynamic Small Cap Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.13%	[11]
3 Years	oakridge_AverageAnnualReturnYear03	17.26%	[11]
5 Years	rr_AverageAnnualReturnYear05	13.91%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	14.97%	[10],[11]
Oak Ridge Dynamic Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%	[11]
3 Years	oakridge_AverageAnnualReturnYear03	13.64%	[11]
5 Years	rr_AverageAnnualReturnYear05	11.20%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%	[10],[11]
Oak Ridge Dynamic Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
3 Years	oakridge_AverageAnnualReturnYear03	11.65%
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%	[10]
Oak Ridge Technology Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE TECHNOLOGY INSIGHTS FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Technology Insights Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies expected to benefit from the development and use of technology (“technology companies”). The Fund’s advisor considers technology companies to be those whose products, processes or services are being, or are expected to be, significantly benefited by the use or commercial application of technological developments or discoveries. In the advisor’s opinion, that includes, but is not limited to, industries such as information technology, telecommunications, professional services, media, internet commerce, healthcare equipment and alternative energy. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights. The Fund may invest in initial public offerings (“IPOs”) of equity securities. The Fund concentrates its investments in the securities of technology companies. The Fund will generally consist of 40 to 50 holdings. The Fund will generally invest in companies with market capitalization of $500 million or greater at the time of purchase.

The Fund may invest up to 20% of its net assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will primarily be through investment in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund will generally maintain a cash or cash equivalent weighting of up to 10% of the Fund’s net assets although at times this level could increase for limited periods of time.

When selecting securities for the Fund’s portfolio, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. In particular, the Fund’s advisor performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, which should lead to sustained earnings growth and long-term stock price appreciation. When making purchase decisions for the Fund, the advisor uses a bottom-up approach that involves three primary components:

• Research — The advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis, industry experts and research provided by institutions and the brokerage community.

• Valuation — The advisor values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s advisor constructs a list of securities for the Fund to purchase.

• Portfolio – The investment ideas generated from the research and valuation process are then assembled in a portfolio contemplating position size, relative attractiveness of the issuer, industry/concentration, all within the context of appropriate portfolio diversification for a technology focused fund.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies expected to benefit from the development and use of technology (“technology companies”).
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Technology Sector Risk. Because the Fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable and their share prices tend to be more volatile. The Fund’s investment performance will be tied to many factors which affect these companies, including intense competition, consumer preferences, problems with product compatibility and government regulation. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. The Fund’s investments may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund’s net asset value may experience greater fluctuations than that of a fund which is more diversified among sectors or invests in multiple sectors.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Oak Ridge Technology Insights Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[12]
Redemption fee	rr_RedemptionFee	none
Wire fee	oakridge_WireFee	20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	1.03%
Other expenses	rr_OtherExpensesOverAssets	1.13%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[14]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 705
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 978
Oak Ridge Technology Insights Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTHX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	oakridge_WireFee	20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	1.03%
Other expenses	rr_OtherExpensesOverAssets	1.13%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[14]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 350
Oak Ridge Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE GLOBAL EQUITY FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Global Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund intends to invest at least 40% of its net assets in securities of non-U.S. companies (unless Algert Global, LLC, the Fund’s sub-advisor (the “Sub-Advisor”) deems market conditions less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of net assets in securities of non-U.S. companies). The Sub-Advisor considers a company to be a non-U.S. company if(1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; or (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States. The Fund will allocate its assets among various regions and countries and will normally invest its assets in issues representing at least three different countries. The Fund will invest approximately the same extent as its benchmark index, the MSCI World Index (the “Index”), in companies organized, headquartered or doing a substantial amount of business outside of the United States. The Index is a broad global equity benchmark that represents large and mid cap performance across 23 developed market countries.

The Fund will invest primarily in equity securities including common stocks, preferred stocks, equity interests in real estate investment trusts (“REITs”), warrants and rights. The Fund may invest in exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities. The Fund may also invest in initial public offerings of companies (“IPOs”). The Fund may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs are similar to ADRs, except that they may be traded in international trading markets. The Fund may invest up to 15% of its net assets in companies organized in emerging market countries.

The Sub-Advisor will construct a diversified global equity portfolio of approximately 150 to 200 holdings. The Fund may invest in equity securities of issuers in all market capitalization ranges without limitation. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the industrials or consumer discretionary sectors.

When selecting securities for the Fund’s portfolio, the Sub-Advisor uses proprietary systematic models to choose stocks which will comprise the Sub-Advisor’s portfolio or “investment universe.” The Sub-Advisor generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region in which it is applied. The score is intended to represent the Sub-Advisor’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Advisor uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

REIT Risk. The Fund may invest in REITs. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, the Fund may invest a significant amount of its total assets in the industrial and consumer discretionary sectors. Companies in the industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in the consumer discretionary sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer discretionary sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Oak Ridge Global Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORGEX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	1.21%
Other expenses	rr_OtherExpensesOverAssets	1.31%	[16]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.46%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[17]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 709
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 993
Oak Ridge Global Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGESX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	1.21%
Other expenses	rr_OtherExpensesOverAssets	1.31%	[16]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[17]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 365
Oak Ridge Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE DISCIPLINED GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Disciplined Growth Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The equity securities in which the Fund principally invests include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), warrants and rights. The Fund may also invest in initial public offerings (“IPOs”) of equity securities. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the technology sector. The Fund will generally consist of a diversified all cap portfolio of between 40 to 70 holdings. The Fund will generally invest in companies with market capitalizations of $500 million or greater at time of purchase. While the Fund may invest in equity securities of issuers in all market capitalization ranges, the majority of its holdings are expected to be in larger capitalization companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will be primarily through investments in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

When selecting securities for the Fund’s portfolio, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. Using an investment strategy developed by the advisor, investment decisions are based primarily on the fundamental analysis of individual companies, rather than on broad economic forecasts. The advisor’s principal analytical technique involves seeking to identify companies with earnings and revenues that are not only growing, but growing at a sustainable pace with strong competitive advantages. When making purchase decisions for the Fund, the advisor uses a bottom-up approach that involves three primary components:

• Research — The advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.

• Fundamentals — Once a potential investment is identified, the advisor considers whether the issuer possesses certain attributes that the advisor believes a “buy” candidate should possess.

• Valuation — Finally, the advisor values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase, within the context of appropriate portfolio diversification for the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap and Mid Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

REIT Risk. The Fund may invest in REITs. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, the Fund may invest a significant amount of its total assets in the technology sector. Performance of companies in the technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Oak Ridge Disciplined Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORDGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	0.78%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[19]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[20]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 690
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 934
Oak Ridge Disciplined Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ODGIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	0.78%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[19]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[20]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 303
Oak Ridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE LARGE CAP GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies. The Fund’s advisor considers large capitalization companies to be those with market capitalization of $3 billion or more at time of purchase. The advisor anticipates that the average weighted market capitalization of the companies in the Fund’s portfolio will be significantly higher than $3 billion. The equity securities in which the Fund principally invests are common stocks and depositary receipts, but the Fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), preferred stocks, warrants and rights. The Fund may invest in initial public offerings of equity securities. The Fund may at times invest a significant portion of its assets in one sector or a small number of sectors.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund will not invest more than 10% of its total assets in the securities of emerging markets issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2016, 28.6% of the Fund’s assets were invested in the technology sector. Performance of companies in the technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investments depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.oakridgeinvest.com, or by calling the Fund at 1-855-551-5521.

The Fund acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “predecessor fund”) on October 17, 2014, at the same time as a change in control of the Fund’s advisor. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. Performance results shown in the bar chart and the performance table below for the period prior to October 17, 2014, reflect the performance of the predecessor fund.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-855-551-5521
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.oakridgeinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class A shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2016, was (4.26)%.

Class A
Highest Calendar Quarter Return at NAV (non-annualized)	16.34%	Quarter ended 03/31/2012
Lowest Calendar Quarter Return at NAV (non-annualized)	(21.95)%	Quarter ended 12/31/2008

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(4.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A shares.

* The predecessor fund acquired the assets and liabilities of another fund on February 13, 2004. Performance results shown for the period prior to February 13, 2004 reflect the performance of the prior fund.

Oak Ridge Large Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORILX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[22]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.21%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 691
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	937
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,202
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,957
2006	rr_AnnualReturn2006	2.61%
2007	rr_AnnualReturn2007	7.61%
2008	rr_AnnualReturn2008	(38.29%)
2009	rr_AnnualReturn2009	33.58%
2010	rr_AnnualReturn2010	7.74%
2011	rr_AnnualReturn2011	(1.49%)
2012	rr_AnnualReturn2012	11.82%
2013	rr_AnnualReturn2013	33.36%
2014	rr_AnnualReturn2014	9.05%
2015	rr_AnnualReturn2015	4.02%
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	9.45%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Oak Ridge Large Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORLCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[24]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[22]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.11%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 317
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	661
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,134
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,441
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Oak Ridge Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PORYX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[22]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.18%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	375
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	649
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	10.86%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Oak Ridge Large Cap Growth Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	9.45%
10 Years	rr_AverageAnnualReturnYear10	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Oak Ridge Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Oak Ridge Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Oak Ridge Large Cap Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Oak Ridge Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - OAK RIDGE DIVIDEND GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Oak Ridge Dividend Growth Fund (the “Fund”) is current income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 76 of this Prospectus and in Appendix A of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that have a record of paying dividends over at least a trailing one year period. The Fund will invest primarily in large cap U.S. companies with market capitalizations of $5 billion or higher at the time of initial purchase.

The Fund’s equity investments include common stock, and can include preferred stock, depositary receipts, exchange-traded funds (“ETFs”), rights and warrants. The Fund may also invest in American Depositary Receipts (“ADRs”). The Fund will invest in a diversified portfolio of securities typically spread across many economic sectors.

The Fund’s advisor uses a bottom-up approach that involves quantitative and qualitative review of companies to seek to identify those exhibiting consistent dividend payments and favorable fundamentals, including a dividend payout ratio and earnings growth, that indicate an ability to sustain above average growth in dividends. The Fund’s advisor seeks a dividend yield that will be comparable to the S&P 500 Index average yield, with each stock evaluated as having the potential to increase future dividends at a rate above the S&P 500 Index. In addition, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with: consistent earnings growth, rising earnings estimates, healthy forecasted earnings growth and reasonable valuations.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.oakridgeinvest.com, or by calling the Fund at 855-551-5521.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-551-5521
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.oakridgeinvest.com
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2016, was 2.18%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	5.97%	Quarter ended 12/31/2015
Lowest Calendar Quarter Return at NAV (non-annualized)	(7.10)%	Quarter ended 09/30/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	2.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.

Oak Ridge Dividend Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORDAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.05%
All other expenses	rr_Component2OtherExpensesOverAssets	41.63%
Other expenses	rr_OtherExpensesOverAssets	41.68%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	42.70%	[26]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(41.43%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.27%	[26],[27]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 697
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	955
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,232
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,021
1 Year	rr_AverageAnnualReturnYear01	(6.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Oak Ridge Dividend Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORDNX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee	oakridge_WireFee	$ 20.00
Overnight check delivery fee	oakridge_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.05%
All other expenses	rr_Component2OtherExpensesOverAssets	41.63%
Other expenses	rr_OtherExpensesOverAssets	41.68%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	42.45%	[26]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(41.43%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.02%	[26],[27]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 104
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	325
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	563
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,248
2014	rr_AnnualReturn2014	10.86%
2015	rr_AnnualReturn2015	(0.91%)
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Oak Ridge Dividend Growth Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Oak Ridge Dividend Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Oak Ridge Dividend Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013

[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.30%, 1.05% and 0.92% of the average daily net assets of the Fund's Class A, Class C, Class I, and Class K shares, respectively. This agreement is in effect until September 30, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[4]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
[5]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[6]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[7]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[8]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[9]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[10]	Inception date is November 1, 2008.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
[12]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[13]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[14]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[15]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[16]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[17]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[18]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[19]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[20]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[21]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[22]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[23]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20%, 2.10%, and 1.17% of the average daily net assets of the Fund's Class A, Class C and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[24]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
[25]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[26]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[27]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.